Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024120645	D	B	C	B	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-The business purpose and occupancy was provided in their attachment and is executed correctly. guaranty isn't required, note was signed as individual - Due Diligence Vendor-XXX
Counter-No attachment provided, Please provide. - Due Diligence Vendor-XXX
Ready for Review-Finding addressed. Please clear - Buyer-XXX
Counter-Document Uploaded. Guidelines cited are for XXX per XXX Name Column on spreadsheet (Tape Data) See updated Screenshot for DSCR Experienced Investors page 12.  Please provide Business Purpose & Guaranty Agreement (Loan closed in a Business Name) per Guideline requirements. - Due Diligence Vendor-XXX
Ready for Review-Guidelines cited are XXX Points not Brokers Advantage. Please use brokers advantage guidelines - Buyer-XXX
Counter-Document Uploaded. Please provide Business Purpose per Guideline requirements. See attached.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-Missing business purpose loan agreement and guaranty agreement - Due Diligence Vendor-XXX	Resolved-The business purpose and occupancy was provided in their attachment and is executed correctly. guaranty isn't required, note was signed as individual - Due Diligence Vendor-XXX	Months Reserves XXX Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX XXX Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months validated
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points validated		XXX - XXX.pdf XXX - XXX.pdf XXX.jpg XXX.jpg	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024120645	D	B	C	B	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Resolved-Occupancy Affidavit Provided - Due Diligence Vendor-XXX Ready for Review-Finding blank - Buyer-XXX Open- - Due Diligence Vendor-XXX	Resolved-Occupancy Affidavit Provided - Due Diligence Vendor-XXX	Months Reserves XXX Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX XXX Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months validated
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points validated			ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024120645	D	B	C	B	D	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Income	DSCR is less than the guideline minimum	Waived-Qualify short term rental income with 1007 in XXX of XXX month lookback history - Due Diligence Vendor-XXX	Waived-Qualify short term rental income with 1007 in lieu of XXX month XXX history - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months validated
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points validated	1. fico is XXX points above required
XXX since XXX (prior and current mortgages) Established tradelines since XXX XXX usage

																										the property is located in short term vacation XXX < XXX mile away from beach side resorts, restaurants and Tourists locations		ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes	XXX